Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 4,100	$ 28,200
Temporary difference which are not recognized as deferred tax assets	156,974	128,725
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	146,800	116,656
Stream interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	8,001	8,789
Unrealized losses on investments in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	1,505	3,124
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	$ 668	$ 156